Offerings - Offering: 1	Mar. 10, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Ordinary Shares, par value $0.0001 per share
Amount Registered | shares	1,229,381
Proposed Maximum Offering Price per Unit	3.18
Maximum Aggregate Offering Price	$ 3,909,431.58
Fee Rate	0.01381%
Amount of Registration Fee	$ 539.89
Offering Note	Represents ordinary shares which are issuable under the 2024 Equity Incentive Plan of the Registrant. Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement is deemed to cover an indeterminate number of ordinary shares which may be offered and issued to prevent dilution resulting from share splits, share dividends or similar transactions as provided in the 2024 Equity Incentive Plan. Represents ordinary shares to be issued pursuant to the evergreen provision in the 2024 Equity Incentive Plan. The proposed maximum offering price per share, which is estimated solely for the purposes of calculating the registration fee under Rule 457(h) and Rule 457(c) under the Securities Act, is based on US$3.180 per share, the average of the high and low prices for the Registrant's ordinary shares as quoted on the Nasdaq Capital Market on March 6, 2026. Any ordinary share covered by an award granted under the 2024 Equity Incentive Plan (or portion of an award) that is forfeited, cancelled or otherwise expired for any reason without having been exercised shall be deemed not to have been issued for purposes of determining the maximum aggregate number of ordinary shares which may be issued under the 2024 Equity Incentive Plan.